Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income (loss)	$ 3,518,000	$ (16,480,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Decrease in deferred income taxes net of valuation allowance		4,570,000
Provision for loan losses	880,000	10,023,000
Provision for impairment on other real estate owned	303,000	3,249,000
Depreciation	864,000	948,000
Impairment recognized on property and equipment	303,000	485,000
Discount accretion and premium amortization	375,000	332,000
Origination of mortgage loans held for sale	(18,774,000)	(6,483,000)
Proceeds from sales of mortgage loans held for sale	18,312,000	6,002,000
Gain on sale of mortgage loans held for sale	(331,000)	(97,000)
Gain on sale of investment securities	(626,000)	(853,000)
Other-than-temporary impairment on available for sale securities		176,000
(Gain) loss on sale of property and equipment	(192,000)	26,000
Gain on sale of other real estate owned	(1,240,000)	(519,000)
Change in deferred gain on sale of other real estate owned	48,000	(144,000)
Change in deferred compensation	192,000	175,000
Increase in value of Company owned life insurance	(387,000)	(402,000)
Decrease in other assets	584,000	2,731,000
Increase (decrease) in other liabilities	423,000	(1,446,000)
Net cash provided by operating activities	3,949,000	2,293,000
Investing activities
Calls, maturities, and paydowns of available for sale securities	11,372,000	11,649,000
Proceeds from sales of available for sale securities	22,268,000	39,720,000
Purchases of available for sale securities	(29,400,000)	(25,753,000)
Sales (purchases) of Federal Home Loan Bank stock	(31,000)	619,000
Decrease (increase) in loans, net	(17,123,000)	2,032,000
Purchases of property and equipment	(1,615,000)	(994,000)
Capital expenditures on other real estate owned	(32,000)	(382,000)
Proceeds from sales of other real estate owned	6,654,000	3,230,000
Proceeds from sales of property and equipment	1,267,000	6,000
Net cash provided by (used for) investing activities	(6,640,000)	30,127,000
Financing activities
Net increase (decrease) in deposits	3,486,000	(28,456,000)
(Decrease) increase in other borrowings and repurchase agreements	3,098,000	(6,113,000)
Net proceeds from issuances of stock	54,000	125,000
Net cash provided by (used for) financing activities	6,638,000	(34,445,000)
Net increase (decrease) in cash and cash equivalents	3,947,000	(2,025,000)
Cash and cash equivalents, beginning of year	18,037,000	20,062,000
Cash and cash equivalents, end of year	21,984,000	18,037,000
Cash paid for
Interest	4,580,000	6,995,000
Income taxes	173,000
Supplemental noncash investing and financing activities:
Real estate acquired in settlement of loans	8,299,000	9,421,000
Change in unrealized losses on available for sale securities	121,000	2,377,000
Loans to finance sales of other real estate owned	$ 2,317,000	$ 3,588,000